Share-based Compensation - Share-based compensation of subsidiaries (Details) $ / shares in Units, ¥ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2021	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 CNY (¥) $ / shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares
Number of Options Outstanding
Outstanding, Beginning Balance | shares		79,318,499				88,843,972		91,074,140
Granted | shares		2,468,150		16,077,700				33,964,176
Outstanding, Ending Balance | shares		70,497,950		79,318,499				88,843,972	91,074,140
Weighted Average Exercise Price, Options
Outstanding, Beginning Balance			$ 3.59				$ 2.38	$ 1.69
Granted			13.89		$ 8.09			3.29
Outstanding, Ending Balance			4.76		$ 3.59			$ 2.38	$ 1.69
Weighted Average Remaining Contractual Life, Outstanding, Options		5 years 5 months 8 days		6 years 4 months 20 days				6 years 9 months 7 days	8 years 2 months 23 days
Aggregate Intrinsic Value, Outstanding, Options | $					$ 3,581,119,000			$ 164,363,000	$ 425,988,000	$ 1,944,597,000
Share-based compensation expenses | ¥		¥ 1,010,140		¥ 187,094		¥ 333,495
Expected dividend yield		0.00%		0.00%		0.00%
Minimum
Weighted Average Exercise Price, Options
Exercise price (US$)					$ 2.38		1.80			$ 2.39
Fair value of the ordinary shares on the date of option grant (US$)					2.38		1.80			39.54
Risk-free interest rate		1.08%		0.50%		1.66%
Expected volatility						44.00%
Expected forfeiture rate (pre-vesting)						6.00%
Maximum
Weighted Average Exercise Price, Options
Exercise price (US$)					48.45		7.09			42.20
Fair value of the ordinary shares on the date of option grant (US$)					$ 48.45		$ 7.09			$ 42.20
Risk-free interest rate		1.47%		1.00%		2.54%
Expected volatility		55.00%		55.00%		52.00%
Expected forfeiture rate (pre-vesting)		2.00%				8.00%
AA Plan
Number of Options Outstanding
Granted | shares		31,931,249
Outstanding, Ending Balance | shares		31,931,249
Weighted Average Exercise Price, Options
Granted			0.00001
Outstanding, Ending Balance			0.00001
Weighted Average Remaining Contractual Life, Outstanding, Options		9 years 10 months 2 days
Aggregate Intrinsic Value, Outstanding, Options | $										$ 166,376
Expiration period	10 years
Requisite service period	4 years
Vesting period		36 months
Stock Liability Award
Weighted Average Exercise Price, Options
Risk-free interest rate		1.58%
Expected term (in years)		10 years
Expected dividend yield		0.00%
Expected volatility		52.00%
Expected forfeiture rate (pre-vesting)		2.00%
Stock Liability Award | Minimum
Weighted Average Exercise Price, Options
Fair value of the ordinary shares on the date of option grant (US$)										$ 1.00
Stock Liability Award | Maximum
Weighted Average Exercise Price, Options
Fair value of the ordinary shares on the date of option grant (US$)										$ 1.01
Options
Weighted Average Exercise Price, Options
Weighted average grant date fair value of options granted			$ 1.12
Options | AA Plan
Weighted Average Exercise Price, Options
Share-based compensation expenses | ¥		¥ 17,513
Unrecognized share-based compensation expenses, other than options | ¥		¥ 211,178	$ 211,178
Weighted-average period for unrecognized expenses expected to be recognized		3 years 2 months 12 days